Business Combination, Goodwill, and Intangible Assets, Net. (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Goodwill, and Intangible Assets, Net [Line Items]
Gross consideration			$ 2,477
General and administrative	$ 57
Amortization expenses		$ 341	$ 228
Israel Corporation [Member]
Business Combination, Goodwill, and Intangible Assets, Net [Line Items]
Gross consideration	$ 2,477